Discontinued operations - Balance Sheet, Details 2 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disposal Group, Including Discontinued Operation, Assets [Abstract]
Cash and cash equivalents	$ 13	$ 49
Accounts receivable, trade	110	700
Inventories	0	605
Prepaid expenses and other assets	105	285
Total major classes of current assets of discontinued operations	228	1,639
Total fixed assets, net	0	23,450
Deferred charges, net	0	134
Total major classes of non-current assets of discontinued operations	0	23,584
Accounts payable, trade and other	207	650
Accrued liabilities	109	119
Total major classes of current liabilities of discontinued operations	$ 316	$ 769